Intangible Assets (Details) - Schedule of goodwill - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill [Line Items]
Balance, December 31, 2020	$ 7,190,656	$ 7,190,656
Additions on acquisitions	7,190,656
Impairment
Balance, December 31, 2021 and September 30, 2022	7,190,656
DuraGraft [Member]
Goodwill [Line Items]
Balance, December 31, 2020
Additions on acquisitions	5,416,000	5,416,000
Impairment
Balance, December 31, 2021 and September 30, 2022	5,416,000	5,416,000
My Health Logic [Member]
Goodwill [Line Items]
Balance, December 31, 2020
Additions on acquisitions	1,774,656	1,774,656
Impairment
Balance, December 31, 2021 and September 30, 2022	$ 1,774,656	$ 1,774,656